UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02589

Eaton Vance Series Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Managed Growth Fund 1.0

Semiannual Report

June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2018

Eaton Vance

Tax-Managed Growth Fund 1.0

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2018

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	03/29/1966	03/29/1966	2.66%	15.44%	13.21%	9.99%
S&P 500 Index	—	—	2.65%	14.37%	13.41%	10.16%

% After-Tax Returns		Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
After Taxes on Distributions		03/29/1966	03/29/1966	15.06%	12.83%	9.63%
After Taxes on Distributions and Sale of Fund Shares		—	—	9.31	10.90	8.42

Fund Profile3

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Amazon.com, Inc.	3.5%

Facebook, Inc., Class A	3.3

Apple, Inc.	3.1

Alphabet, Inc., Class C	2.4

JPMorgan Chase & Co.	2.1

Microsoft Corp.	2.1

Boeing Co. (The)	2.0

Intel Corp.	2.0

Alphabet, Inc., Class A	1.9

Wells Fargo & Co.	1.6

Total	24.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2018

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/ local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

The Fund typically meets redemptions of Fund shares by distributing portfolio securities equal in value to the Fund shares being redeemed. The selection of each security to be distributed in a redemption is in the sole discretion of the Fund’s investment adviser. Settlement of redemptions ordinarily will occur within five business days of the processing of a redemption, provided that all requested delivery information has been provided by the redeeming shareholder. Redeeming shareholders will be exposed to the risk of fluctuations in the value of the securities distributed by the Fund upon redemptions until the securities are received and/or sold by the shareholder. If portfolio securities distributed to meet a redemption are sold by the redeeming shareholder, the shareholder will incur brokerage commissions or other transaction costs. Shareholders should consult with their financial adviser in connection with a redemption request. Questions concerning redemptions may be directed to Eaton Vance Investor Services at 1-866-910-2425.

3

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)	Annualized Expense Ratio

Actual
	$1,000.00	$1,026.60	$2.41	0.48%

Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,022.40	$2.41	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $299,218,605)	$962,997,889
Total assets	$962,997,889

Liabilities
Payable for Fund shares redeemed	$807,297
Payable to affiliates:
Trustees’ fees	125
Accrued expenses	56,967
Total liabilities	$864,389
Net Assets	$962,133,500

Sources of Net Assets
Paid-in capital	$48,544,140
Accumulated undistributed net investment income	138,632
Accumulated net realized gain from Portfolio	269,180,616
Accumulated federal tax on undistributed net realized long-term capital gain, paid on behalf of the shareholders	(19,509,172)
Net unrealized appreciation from Portfolio	663,779,284
Total	$962,133,500

Net Asset Value and Redemption Price Per Share
($962,133,500 ÷ 822,563 shares of beneficial interest outstanding)	$1,169.68

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Dividends allocated from Portfolio (net of foreign taxes, $66,524)	$8,358,363
Expenses allocated from Portfolio	(2,266,165)
Total investment income from Portfolio	$6,092,198

Expenses
Trustees’ fees and expenses	$250
Custodian fee	30,450
Transfer and dividend disbursing agent fees	43,971
Professional fees	19,275
Printing and postage	6,750
Miscellaneous	10,302
Total expenses	$110,998

Net investment income	$5,981,200

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions(1)	$15,321,289
Foreign currency transactions	(911)
Net realized gain	$15,320,378
Change in unrealized appreciation (depreciation) —
Investments	$5,078,288
Foreign currency	(4,658)
Net change in unrealized appreciation (depreciation)	$5,073,630

Net realized and unrealized gain	$20,394,008

Net increase in net assets from operations	$26,375,208

(1)	Includes $17,610,067 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$5,981,200	$11,766,283
Net realized gain	15,320,378	23,421,346
Net change in unrealized appreciation (depreciation)	5,073,630	149,440,109
Net increase in net assets from operations	$26,375,208	$184,627,738
Distributions to shareholders —
From net investment income	$(5,893,957)	$(11,861,414)
Total distributions to shareholders	$(5,893,957)	$(11,861,414)
Transactions in shares of beneficial interest —
Net asset value of shares issued to shareholders in payment of distributions declared	$1,409,992	$3,283,539
Cost of shares redeemed	(42,823,159)	(20,324,296)
Net decrease in net assets from Fund share transactions	$(41,413,167)	$(17,040,757)

Net increase (decrease) in net assets	$(20,931,916)	$155,725,567

Net Assets
At beginning of period	$983,065,416	$827,339,849
At end of period	$962,133,500	$983,065,416

Accumulated undistributed net investment income included in net assets
At end of period	$138,632	$51,389

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2018

Financial Highlights

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$1,146.130		$946.160		$880.890		$871.740	$784.380	$601.470

Income (Loss) From Operations
Net investment income	$7.061	(1)	$13.613	(1)	$12.991	(1)	$12.583	$11.801	$10.307
Net realized and unrealized gain	23.539		200.107		65.579		8.817	87.359	183.003

Total income from operations	$30.600		$213.720		$78.570		$21.400	$99.160	$193.310

Less Distributions
From net investment income	$(7.050)		$(13.750)		$(13.300)		$(12.250)	$(11.800)	$(10.400)

Total distributions	$(7.050)		$(13.750)		$(13.300)		$(12.250)	$(11.800)	$(10.400)

Net asset value — End of period	$1,169.680		$1,146.130		$946.160		$880.890	$871.740	$784.380

Total Return(2)	2.66	%(3)	22.73%		9.00%		2.47%	12.72%	32.25%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$962,134		$983,065		$827,340		$810,475	$826,731	$786,623
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.48	%(6)	0.48%		0.49%		0.49%	0.50%	0.50%
Net investment income	1.21	%(6)	1.31%		1.46%		1.42%	1.44%	1.48%
Portfolio Turnover of the Portfolio	1	%(3)(7)	0	%(7)(8)	1	%(7)	9%	8%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 5% and 6% for the six months ended June 30, 2018 and the years ended December 31, 2017 and 2016, respectively.

(8)	Amount is less than 0.5%.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) is a diversified series of the Eaton Vance Series Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (5.6% at June 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Although the Fund intends to distribute net realized long-term gains to shareholders each year, the Fund reserves the right to designate such gains as undistributed and pay the federal tax thereon on behalf of shareholders. The Fund records a provision for such tax on the last day of its fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date.

As of June 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

9

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

At December 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $2,164,296 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2017, $1,958,009 are short-term and $206,287 are long-term.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, EVM earned $15,637 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Investment Transactions

For the six months ended June 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $0 and $46,838,279, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind with a value of $42,573,763.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Issued to shareholders electing to receive payments of distributions in Fund shares	1,188	3,126
Redemptions	(36,354)	(19,811)

Net decrease	(35,166)	(16,685)

10

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 98.4%
Security	Shares	Value

Aerospace & Defense — 3.1%
Arconic, Inc.	4	$68
Boeing Co. (The)	1,047,436	351,425,252
General Dynamics Corp.	133,997	24,978,381
Huntington Ingalls Industries, Inc.	539	116,850
Lockheed Martin Corp.	62,473	18,456,398
Northrop Grumman Corp.	35,008	10,771,962
Raytheon Co.	74,943	14,477,489
Rockwell Collins, Inc.	12,850	1,730,638
United Technologies Corp.	878,294	109,813,099
		$531,770,137

Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.	810,160	$67,777,986
Expeditors International of Washington, Inc.	1,300	95,030
FedEx Corp.	305,493	69,365,240
United Parcel Service, Inc., Class B	1,680,992	178,571,780
		$315,810,036

Airlines — 0.0%(1)
American Airlines Group, Inc.	64,955	$2,465,692
Delta Air Lines, Inc.	47,773	2,366,674
Southwest Airlines Co.	27,165	1,382,155
		$6,214,521

Auto Components — 0.3%
Adient PLC	15,055	$740,555
Aptiv PLC	228,000	20,891,640
BorgWarner, Inc.	2,800	120,848
Delphi Technologies PLC	76,000	3,454,960
Gentex Corp.	1,443,192	33,222,280
		$58,430,283

Automobiles — 0.1%
Daimler AG	38,000	$2,439,600
Ford Motor Co.	1,212,587	13,423,338
General Motors Co.	73,598	2,899,761
Harley-Davidson, Inc.	20,162	848,417
Tesla, Inc.(2)	7,397	2,536,801
Toyota Motor Corp. ADR	5,000	644,050
		$22,791,967

Security	Shares	Value

Banks — 6.5%
Bank of America Corp.	2,728,110	$76,905,421
Bank of Montreal	4	309
BB&T Corp.	1,325,045	66,835,270
BB&T Corp.(3)	22,314	1,125,518
CIT Group, Inc.	66,161	3,335,176
Citigroup, Inc.	1,124,136	75,227,181
Commerce Bancshares, Inc.	43,483	2,813,785
CVB Financial Corp.	152,000	3,407,840
Fifth Third Bancorp	1,149,208	32,982,270
HSBC Holdings PLC	220,592	2,063,860
HSBC Holdings PLC ADR	424	19,987
Huntington Bancshares, Inc.	143,117	2,112,407
ING Groep NV ADR	131,742	1,886,545
JPMorgan Chase & Co.	3,503,875	365,103,775
KeyCorp	111,718	2,182,970
M&T Bank Corp.	230,611	39,238,462
PNC Financial Services Group, Inc. (The)	87,271	11,790,312
Regions Financial Corp.	714,736	12,708,006
Societe Generale SA	460,793	19,367,078
SunTrust Banks, Inc.	453,204	29,920,528
SVB Financial Group(2)	27,933	8,065,933
Synovus Financial Corp.	1,565	82,679
Toronto-Dominion Bank (The)	30,213	1,748,124
U.S. Bancorp	1,636,191	81,842,274
Wells Fargo & Co.	5,054,956	280,246,761
		$1,121,012,471

Beverages — 2.1%
Anheuser-Busch InBev SA/NV ADR	25,379	$2,557,188
Boston Beer Co., Inc. (The), Class A(2)	4,730	1,417,581
Brown-Forman Corp., Class A	9,750	476,385
Brown-Forman Corp., Class B	24,653	1,208,244
Coca-Cola Co. (The)	3,174,173	139,219,228
Constellation Brands, Inc., Class A	9,629	2,107,499
Diageo PLC ADR	5,226	752,596
Dr Pepper Snapple Group, Inc.	2,700	329,400
Molson Coors Brewing Co., Class B	186,000	12,655,440
Monster Beverage Corp.(2)	135,851	7,784,262
PepsiCo, Inc.	1,829,801	199,210,435
		$367,718,258

Biotechnology — 3.9%
AbbVie, Inc.	2,242,884	$207,803,203
Agios Pharmaceuticals, Inc.(2)	74,972	6,314,891
Alexion Pharmaceuticals, Inc.(2)	759,765	94,324,824

11	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Biotechnology (continued)
Alkermes PLC(2)	5,000	$205,800
Alnylam Pharmaceuticals, Inc.(2)	6,000	590,940
Amgen, Inc.	733,612	135,417,439
Biogen, Inc.(2)	227,430	66,009,283
Celgene Corp.(2)	436,255	34,647,372
Gilead Sciences, Inc.	1,139,346	80,711,271
Incyte Corp.(2)	11,472	768,624
Neurocrine Biosciences, Inc.(2)	20,350	1,999,184
Regeneron Pharmaceuticals, Inc.(2)	18,129	6,254,324
Shire PLC ADR	6,338	1,069,854
Vertex Pharmaceuticals, Inc.(2)	234,180	39,801,233
		$675,918,242

Building Products — 0.3%
A.O. Smith Corp.	27,845	$1,647,032
Fortune Brands Home & Security, Inc.	1,723	92,508
Johnson Controls International PLC	309,402	10,349,497
Lennox International, Inc.	168,620	33,749,293
Lennox International, Inc.(3)	48,340	9,665,575
Masco Corp.	25,000	935,500
		$56,439,405

Capital Markets — 5.4%
Affiliated Managers Group, Inc.	36,716	$5,458,568
Ameriprise Financial, Inc.	215,583	30,155,750
Bank of New York Mellon Corp. (The)	473,559	25,539,037
BlackRock, Inc.	11,190	5,584,258
Brookfield Asset Management, Inc., Class A	89,070	3,610,898
Cboe Global Markets, Inc.	215,414	22,418,135
Charles Schwab Corp. (The)	3,788,973	193,616,520
CME Group, Inc.	177,716	29,131,207
E*TRADE Financial Corp.(2)	4,593	280,908
Franklin Resources, Inc.	211,191	6,768,672
Goldman Sachs Group, Inc. (The)	665,837	146,863,667
Intercontinental Exchange, Inc.	116,086	8,538,125
Invesco, Ltd.	4,040	107,302
Legg Mason, Inc.	122,902	4,268,386
LPL Financial Holdings, Inc.	215,573	14,128,654
Moody’s Corp.	207,295	35,356,235
Morgan Stanley	2,395,451	113,544,377
Nasdaq, Inc.	71,203	6,498,698
Northern Trust Corp.	610,830	62,848,299
Raymond James Financial, Inc.	15,043	1,344,092
S&P Global, Inc.	221,320	45,124,935
SEI Investments Co.	150,000	9,378,000

Security	Shares	Value

Capital Markets (continued)
State Street Corp.	869,046	$80,899,492
Stifel Financial Corp.	112,796	5,893,591
T. Rowe Price Group, Inc.	544,617	63,224,587
UBS Group AG	9	138
Waddell & Reed Financial, Inc., Class A	9,248	166,187
		$920,748,718

Chemicals — 1.4%
AdvanSix, Inc.(2)	1,768	$64,762
Air Products and Chemicals, Inc.	8,857	1,379,301
Albemarle Corp.	90,157	8,504,510
Balchem Corp.	17,292	1,697,037
Chemours Co. (The)	151	6,698
DowDuPont, Inc.	1,230,615	81,122,141
Eastman Chemical Co.	1,950	194,922
Ecolab, Inc.	564,891	79,271,154
International Flavors & Fragrances, Inc.	5,000	619,800
LyondellBasell Industries NV, Class A	4,274	469,499
NewMarket Corp.	12,318	4,982,631
PPG Industries, Inc.	375,957	38,998,020
Praxair, Inc.	6,143	971,515
Sherwin-Williams Co. (The)	28,213	11,498,772
Valvoline, Inc.	68,886	1,485,871
Westlake Chemical Corp.	1,000	107,630
		$231,374,263

Commercial Services & Supplies — 0.1%
Copart, Inc.(2)	3,800	$214,928
Pitney Bowes, Inc.	14,270	122,294
Stericycle, Inc.(2)	13,300	868,357
Waste Management, Inc.	109,569	8,912,342
		$10,117,921

Communications Equipment — 2.0%
Arista Networks, Inc.(2)	650,020	$167,373,650
Arista Networks, Inc.(2)(3)	127,576	32,849,544
Cisco Systems, Inc.	2,402,532	103,380,952
Juniper Networks, Inc.	285,300	7,822,926
Motorola Solutions, Inc.	37,773	4,395,644
Nokia Oyj ADR	192	1,104
Palo Alto Networks, Inc.(2)	145,232	29,840,819
		$345,664,639

12	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Construction & Engineering — 0.0%(1)
Fluor Corp.	2,400	$117,072
Jacobs Engineering Group, Inc.	56,851	3,609,470
Quanta Services, Inc.(2)	2,000	66,800
		$3,793,342

Construction Materials — 0.1%
Vulcan Materials Co.	60,866	$7,855,366
		$7,855,366

Consumer Finance — 1.5%
American Express Co.	1,053,028	$103,196,744
Capital One Financial Corp.	130,994	12,038,349
Discover Financial Services	1,211,463	85,299,110
LendingClub Corp.(2)	79,691	302,029
Navient Corp.	10,200	132,906
SLM Corp.(2)	10,200	116,790
Synchrony Financial	1,693,648	56,533,970
		$257,619,898

Containers & Packaging — 0.1%
Avery Dennison Corp.	2,250	$229,725
Ball Corp.	25,288	898,989
Bemis Co., Inc.	50,882	2,147,729
Crown Holdings, Inc.(2)	13,787	617,106
International Paper Co.	42,000	2,187,360
Packaging Corp. of America	3,725	416,418
WestRock Co.	39,303	2,241,057
		$8,738,384

Distributors — 0.2%
Genuine Parts Co.	201,037	$18,453,186
LKQ Corp.(2)	224,518	7,162,124
		$25,615,310

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	25,610	$583,396
		$583,396

Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class A(2)	453	$127,764,124
Berkshire Hathaway, Inc., Class B(2)	1,439,927	268,762,375
		$396,526,499

Security	Shares	Value

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	666,443	$21,399,485
CenturyLink, Inc.	5,086	94,803
Frontier Communications Corp.	894	4,792
Verizon Communications, Inc.	1,185,329	59,633,902
Windstream Holdings, Inc.	821	4,326
		$81,137,308

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$2,491,020
Entergy Corp.	600	48,474
Exelon Corp.	28,310	1,206,006
NextEra Energy, Inc.	124,972	20,874,073
Southern Co. (The)	117,942	5,461,894
		$30,081,467

Electrical Equipment — 1.0%
Acuity Brands, Inc.	11,121	$1,288,590
AMETEK, Inc.	70,596	5,094,207
Eaton Corp. PLC	130,064	9,720,983
Emerson Electric Co.	2,055,913	142,145,825
Hubbell, Inc.	1,978	209,154
nVent Electric PLC(2)	4	101
Rockwell Automation, Inc.	116,665	19,393,223
		$177,852,083

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	10,986	$957,430
CDW Corp.	142,695	11,528,329
Corning, Inc.	1,543,029	42,448,728
Keysight Technologies, Inc.(2)	9,942	586,876
Knowles Corp.(2)	8,001	122,415
TE Connectivity, Ltd.	29,999	2,701,710
Trimble, Inc.(2)	3,200	105,088
		$58,450,576

Energy Equipment & Services — 0.8%
Apergy Corp.(2)	171,700	$7,168,475
Frank’s International NV	1,500,000	11,700,000
Halliburton Co.	951,376	42,869,003
National Oilwell Varco, Inc.	5,061	219,647
Schlumberger, Ltd.	1,207,219	80,919,890
Transocean, Ltd.(2)	2,884	38,761
		$142,915,776

13	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	32,841	$4,734,687
Host Hotels & Resorts, Inc.	8,720	183,731
ProLogis, Inc.	2,000	131,380
Public Storage	49	11,116
Simon Property Group, Inc.	25,563	4,350,567
		$9,411,481

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	883,550	$184,644,279
Kroger Co. (The)	145,541	4,140,641
Sprouts Farmers Market, Inc.(2)	1,554,670	34,311,567
Sysco Corp.	443,443	30,282,723
Walgreens Boots Alliance, Inc.	605,201	36,321,138
Walmart, Inc.	1,035,785	88,714,985
		$378,415,333

Food Products — 1.5%
Archer-Daniels-Midland Co.	305,116	$13,983,466
Campbell Soup Co.	755,494	30,627,727
Conagra Brands, Inc.	413,772	14,784,074
Flowers Foods, Inc.	261,924	5,455,877
General Mills, Inc.	19,187	849,217
Hain Celestial Group, Inc. (The)(2)	17,240	513,752
Hershey Co. (The)	551,784	51,349,019
Hormel Foods Corp.	147,846	5,501,350
JM Smucker Co. (The)	18,967	2,038,573
Kellogg Co.	63,058	4,405,862
Kraft Heinz Co. (The)	41,254	2,591,576
Lamb Weston Holdings, Inc.	94,824	6,496,392
McCormick & Co., Inc.	51,969	6,033,081
Mondelez International, Inc., Class A	550,350	22,564,350
Nestle SA	1,118,348	86,672,868
Tyson Foods, Inc., Class A	24,682	1,699,356
		$255,566,540

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	1,808,925	$110,326,336
ABIOMED, Inc.(2)	59,930	24,514,367
Avanos Medical, Inc.	542	31,030
Baxter International, Inc.	232,275	17,151,186
Becton, Dickinson and Co.	71,495	17,127,342
Boston Scientific Corp.(2)	34,020	1,112,454
Danaher Corp.	139,109	13,727,276
DexCom, Inc.(2)	94,962	9,019,491
Edwards Lifesciences Corp.(2)	5,200	756,964

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Hologic, Inc.(2)	154,947	$6,159,143
Intuitive Surgical, Inc.(2)	75,158	35,961,600
Medtronic PLC	532,861	45,618,230
Smith & Nephew PLC ADR	5,500	206,415
Stryker Corp.	272,453	46,006,414
Varian Medical Systems, Inc.(2)	5,609	637,855
Zimmer Biomet Holdings, Inc.	148,851	16,587,955
		$344,944,058

Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.(2)	32,000	$1,309,120
Aetna, Inc.	18,766	3,443,561
Anthem, Inc.	141,182	33,605,552
Cardinal Health, Inc.	29,805	1,455,378
Centene Corp.(2)	27,164	3,346,877
Cigna Corp.	18,852	3,203,897
CVS Health Corp.	1,249,677	80,416,715
DaVita, Inc.(2)	157,055	10,905,899
Express Scripts Holding Co.(2)	5	386
HCA Healthcare, Inc.	165,025	16,931,565
Henry Schein, Inc.(2)	26,346	1,913,773
Humana, Inc.	1,563	465,196
McKesson Corp.	6,776	903,918
UnitedHealth Group, Inc.	80,419	19,729,998
		$177,631,835

Health Care Technology — 0.2%
Cerner Corp.(2)	17,440	$1,042,738
Cotiviti Holdings, Inc.(2)	863,310	38,097,870
		$39,140,608

Hotels, Restaurants & Leisure — 3.3%
Carnival Corp.	21,669	$1,241,851
Chipotle Mexican Grill, Inc.(2)	121,117	52,246,240
Choice Hotels International, Inc.	30,002	2,268,151
Darden Restaurants, Inc.	21,300	2,280,378
Domino’s Pizza, Inc.	148	41,761
Hilton Worldwide Holdings, Inc.	99,691	7,891,540
Marriott International, Inc., Class A	1,953,018	247,252,079
McDonald’s Corp.	33,097	5,185,969
MGM Resorts International(3)	50,000	1,451,500
Starbucks Corp.	3,793,418	185,308,469
Texas Roadhouse, Inc.	398,116	26,080,579
Yum China Holdings, Inc.	360,498	13,864,753
Yum! Brands, Inc.	290,587	22,729,715
		$567,842,985

14	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Durables — 0.1%
D.R. Horton, Inc.	5,956	$244,196
Leggett & Platt, Inc.	52,679	2,351,591
Lennar Corp., Class A	4,389	230,423
Lennar Corp., Class B	21	896
Mohawk Industries, Inc.(2)	2,820	604,241
Newell Brands, Inc.	479,252	12,359,909
NVR, Inc.(2)	176	522,782
PulteGroup, Inc.	29,551	849,591
Tempur Sealy International, Inc.(2)	135,025	6,487,951
Toll Brothers, Inc.	2,223	82,229
Whirlpool Corp.	1,391	203,406
		$23,937,215

Household Products — 1.3%
Church & Dwight Co., Inc.	1,120	$59,539
Clorox Co. (The)	1,340	181,235
Colgate-Palmolive Co.	1,393,555	90,316,300
Energizer Holdings, Inc.	9,500	598,120
Kimberly-Clark Corp.	42,168	4,441,977
Procter & Gamble Co. (The)	1,724,982	134,652,095
		$230,249,266

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$23,199
		$23,199

Industrial Conglomerates — 1.6%
3M Co.	675,951	$132,973,081
Carlisle Cos., Inc.	51,706	5,600,277
General Electric Co.	5,670,337	77,173,286
Honeywell International, Inc.	374,876	54,000,888
Roper Technologies, Inc.	20,247	5,586,350
		$275,333,882

Insurance — 1.4%
Aegon NV ADR	5	$30
Aflac, Inc.	632,912	27,227,874
Aflac, Inc.(3)	50,000	2,151,000
Alleghany Corp.	3,985	2,291,255
Allstate Corp. (The)	6,403	584,402
American International Group, Inc.	159,867	8,476,148
Aon PLC	102,957	14,122,612
Arch Capital Group, Ltd.(2)	39,000	1,031,940
Arthur J. Gallagher & Co.	374,352	24,437,699

Security	Shares	Value

Insurance (continued)
Assurant, Inc.	10,300	$1,065,947
Brighthouse Financial, Inc.(2)	936	37,506
Chubb, Ltd.	8,410	1,068,238
Cincinnati Financial Corp.	159,319	10,652,068
Fidelity National Financial, Inc.(3)	55,779	2,096,308
Hartford Financial Services Group, Inc.	32,187	1,645,721
Markel Corp.(2)	6,362	6,898,635
Marsh & McLennan Cos., Inc.	113,365	9,292,529
MetLife, Inc.	16,661	726,420
Progressive Corp. (The)	1,256,871	74,343,920
Prudential Financial, Inc.	20,786	1,943,699
Reinsurance Group of America, Inc.	6,425	857,609
Torchmark Corp.	422,551	34,399,877
Travelers Cos., Inc. (The)	122,025	14,928,538
Trisura Group, Ltd.(2)	124	2,500
Willis Towers Watson PLC	104	15,766
WR Berkley Corp.	1,500	108,615
		$240,406,856

Internet & Direct Marketing Retail — 4.5%
Amazon.com, Inc.(2)	354,904	$603,265,819
Booking Holdings, Inc.(2)	50,820	103,016,714
Ctrip.com International, Ltd. ADR(2)	5,200	247,676
Expedia Group, Inc.	2,670	320,907
Netflix, Inc.(2)	136,715	53,514,353
Qurate Retail, Inc.(2)	97,587	2,070,796
Wayfair, Inc., Class A(2)	39,272	4,663,943
		$767,100,208

Internet Software & Services — 8.7%
2U, Inc.(2)	37,324	$3,118,793
Akamai Technologies, Inc.(2)	226,957	16,620,061
Alibaba Group Holding, Ltd. ADR(2)	208,381	38,660,927
Alphabet, Inc., Class A(2)	290,780	328,345,868
Alphabet, Inc., Class C(2)	365,468	407,734,374
Altaba, Inc.(2)	144,071	10,547,438
Baidu, Inc. ADR(2)	72,500	17,617,500
Box, Inc., Class A(2)	176,143	4,401,814
Cars.com, Inc.(2)	400	11,356
Coupa Software, Inc.(2)	28,188	1,754,421
eBay, Inc.(2)	1,337,694	48,504,785
Envestnet, Inc.(3)	40,000	2,197,066
Facebook, Inc., Class A(2)	2,905,200	564,538,464
IAC/InterActiveCorp(2)	4,215	642,745
LogMeIn, Inc.	1,026	105,935

15	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services (continued)
Nutanix, Inc., Class A(2)	33,412	$1,723,057
Okta, Inc.(2)	86,309	4,347,384
Pandora Media, Inc.(2)	37,000	291,560
Shopify, Inc., Class A(2)	6,694	976,588
Twitter, Inc.(2)	614,278	26,825,520
VeriSign, Inc.(2)	19,493	2,678,728
Yelp, Inc.(2)	145,608	5,704,921
		$1,487,349,305

IT Services — 2.8%
Accenture PLC, Class A	731,773	$119,710,745
Alliance Data Systems Corp.	686	159,975
Automatic Data Processing, Inc.	162,672	21,820,822
Broadridge Financial Solutions, Inc.	50,205	5,778,595
Cognizant Technology Solutions Corp., Class A	5,578	440,606
Fidelity National Information Services, Inc.	63,737	6,758,034
Fiserv, Inc.(2)	627,056	46,458,579
International Business Machines Corp.	470,080	65,670,176
Mastercard, Inc., Class A	62,931	12,367,200
Paychex, Inc.	709,749	48,511,344
PayPal Holdings, Inc.(2)	164,791	13,722,147
Sabre Corp.	157,290	3,875,626
Square, Inc., Class A(2)	204,040	12,577,026
Total System Services, Inc.	5	423
Visa, Inc., Class A	849,131	112,467,401
Western Union Co. (The)	82,244	1,672,020
		$471,990,719

Leisure Products — 0.0%(1)
Hasbro, Inc.	786	$72,556
Mattel, Inc.	3,941	64,711
Polaris Industries, Inc.	20,015	2,445,433
		$2,582,700

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	651,639	$40,297,356
Illumina, Inc.(2)	28,727	8,023,164
IQVIA Holdings, Inc.(2)	34,269	3,420,731
Thermo Fisher Scientific, Inc.	38,476	7,969,919
		$59,711,170

Machinery — 1.6%
Caterpillar, Inc.	254,523	$34,531,135
Cummins, Inc.	150	19,950

Security	Shares	Value

Machinery (continued)
Deere & Co.	169,903	$23,752,439
Donaldson Co., Inc.	138,864	6,265,544
Dover Corp.	343,400	25,136,880
Fortive Corp.	28,046	2,162,627
Illinois Tool Works, Inc.	1,058,721	146,675,207
Ingersoll-Rand PLC	6,080	545,558
Lincoln Electric Holdings, Inc.	53,660	4,709,202
Manitowoc Co., Inc. (The)(2)	11,435	295,709
Middleby Corp.(2)	2,000	208,840
PACCAR, Inc.	186,094	11,530,384
Parker-Hannifin Corp.	18,857	2,938,864
Pentair PLC	4	168
Snap-on, Inc.	22,178	3,564,448
Stanley Black & Decker, Inc.	288	38,249
WABCO Holdings, Inc.(2)	3,080	360,422
Welbilt, Inc.(2)	45,741	1,020,482
Westinghouse Air Brake Technologies Corp.	14,082	1,388,204
		$265,144,312

Media — 2.4%
CBS Corp., Class B	575,030	$32,328,187
Comcast Corp., Class A	3,083,555	101,171,440
Discovery, Inc., Class A(2)	6,930	190,575
Discovery, Inc., Class C(2)	207	5,278
Interpublic Group of Cos., Inc. (The)	700,848	16,427,877
Liberty Braves Group, Series A(2)	1,236	31,778
Liberty Braves Group, Series C(2)	2,473	63,952
Liberty Broadband Corp., Series A(2)	3,091	233,803
Liberty Broadband Corp., Series C(2)	6,183	468,177
Liberty Formula One, Series A(2)	3,091	109,143
Liberty Formula One, Series C(2)	6,183	229,575
Liberty Global PLC, Class A(2)	8,854	243,839
Liberty Global PLC, Class C(2)	27,614	734,809
Liberty Latin America Ltd., Class A(2)	1,546	29,559
Liberty Latin America Ltd., Class C(2)	4,825	93,508
Liberty SiriusXM Group, Series A(2)	12,367	557,133
Liberty SiriusXM Group, Series C(2)	24,734	1,121,934
Live Nation Entertainment, Inc.(2)	1,800	87,426
News Corp., Class A	24	372
Omnicom Group, Inc.	131,803	10,052,615
TEGNA, Inc.	1,201	13,031
Twenty-First Century Fox, Inc., Class A	16,236	806,767
Viacom, Inc., Class B	378,593	11,418,365
Walt Disney Co. (The)	2,238,375	234,604,084
		$411,023,227

16	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Metals & Mining — 0.2%
Alcoa Corp.(2)	5,862	$274,811
Cleveland-Cliffs, Inc.(2)	527,743	4,448,873
Freeport-McMoRan, Inc.	39,818	687,259
Glencore PLC	598,405	2,841,101
Lonmin PLC(2)	64	35
Nucor Corp.	235,936	14,746,000
Southern Copper Corp.	12,126	568,346
Steel Dynamics, Inc.	182,124	8,368,598
Steel Dynamics, Inc.(3)	50,000	2,295,202
		$34,230,225

Multi-Utilities — 0.1%
Consolidated Edison, Inc.	43,075	$3,358,988
Dominion Energy, Inc.	13,110	893,840
DTE Energy Co.	64,168	6,649,730
Sempra Energy	67,787	7,870,748
WEC Energy Group, Inc.	8,481	548,297
		$19,321,603

Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	142,658	$12,125,930
Nordstrom, Inc.	7,679	397,619
Target Corp.	36,405	2,771,148
		$15,294,697

Oil, Gas & Consumable Fuels — 5.0%
Anadarko Petroleum Corp.	800,521	$58,638,163
Antero Resources Corp.(2)	1,764,100	37,663,535
Apache Corp.	175,832	8,220,146
California Resources Corp.(2)	275	12,496
Cheniere Energy, Inc.(2)	642,305	41,871,863
Chesapeake Energy Corp.(2)	288	1,509
Chevron Corp.	860,818	108,833,220
Concho Resources, Inc.(2)	40,000	5,534,000
ConocoPhillips	261,371	18,196,649
Devon Energy Corp.	1,380,333	60,679,439
EOG Resources, Inc.	1,544,181	192,142,442
EQT Corp.	180,474	9,958,555
Exxon Mobil Corp.	3,070,962	254,060,686
Hess Corp.	64,190	4,293,669
Kinder Morgan, Inc.	50,432	891,133
Marathon Oil Corp.	123,481	2,575,814
Marathon Petroleum Corp.	160,826	11,283,552
Murphy Oil Corp.	145,312	4,907,186
Occidental Petroleum Corp.	23,125	1,935,100

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66	179,486	$20,158,073
Pioneer Natural Resources Co.	14,430	2,730,733
Range Resources Corp.	669,731	11,204,600
Royal Dutch Shell PLC, Class A ADR	43,173	2,988,867
Southwestern Energy Co.(2)	730	3,869
Valero Energy Corp.	8,417	932,856
Williams Cos., Inc. (The)	56,025	1,518,838
WPX Energy, Inc.(2)	666	12,008
		$861,249,001

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	37,503	$5,351,303
Unilever NV - NY Shares	19,032	1,060,463
Unilever PLC ADR	18,708	1,034,178
		$7,445,944

Pharmaceuticals — 4.9%
Allergan PLC	104,620	$17,442,246
AstraZeneca PLC ADR	870	30,546
Bristol-Myers Squibb Co.	2,083,405	115,295,633
Catalent, Inc.(2)	45,943	1,924,552
Eli Lilly & Co.	1,731,494	147,748,383
GlaxoSmithKline PLC ADR	1,468	59,175
Johnson & Johnson	2,188,408	265,541,427
Johnson & Johnson(3)	14,035	1,703,007
Mallinckrodt PLC(2)	6	112
Merck & Co., Inc.	1,404,676	85,263,833
Novartis AG ADR	114,146	8,622,589
Novo Nordisk A/S ADR	1,283,586	59,198,986
Pfizer, Inc.	1,826,703	66,272,785
Roche Holding AG ADR	35,808	989,375
Sanofi ADR	5,100	204,051
Teva Pharmaceutical Industries, Ltd. ADR	1,676,992	40,784,445
Zoetis, Inc.	436,577	37,191,995
		$848,273,140

Professional Services — 0.2%
Equifax, Inc.	12,654	$1,583,142
Nielsen Holdings PLC	72,356	2,237,971
On Assignment, Inc.(2)	170,225	13,309,893
Verisk Analytics, Inc.(2)	98,337	10,584,994
		$27,716,000

17	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Road & Rail — 0.7%
Canadian National Railway Co.	403,231	$32,964,134
Canadian Pacific Railway, Ltd.	942	172,405
CSX Corp.	86,183	5,496,752
CSX Corp.(3)	19,071	1,215,831
Kansas City Southern	7,000	741,720
Norfolk Southern Corp.	222,808	33,615,043
Union Pacific Corp.	372,000	52,704,960
		$126,910,845

Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc.	632,596	$60,678,608
Applied Materials, Inc.	100,000	4,619,000
ASML Holding NV - NY Shares	3,622	717,047
Broadcom, Inc.	90,809	22,033,896
Cypress Semiconductor Corp.	107,346	1,672,451
Intel Corp.	6,829,512	339,495,042
Lam Research Corp.	33,350	5,764,548
Lam Research Corp.(3)	10,000	1,727,765
Marvell Technology Group, Ltd.	95,391	2,045,183
Microchip Technology, Inc.	367,513	33,425,307
Microchip Technology, Inc.(3)	5,600	509,320
Micron Technology, Inc.(2)	216,134	11,334,067
NVIDIA Corp.	505,735	119,808,622
NVIDIA Corp.(3)	100,000	23,690,000
Qorvo, Inc.(2)	13,586	1,089,190
QUALCOMM, Inc.	2,710,933	152,137,560
Texas Instruments, Inc.	1,016,017	112,015,874
Versum Materials, Inc.	1,129	41,942
Xilinx, Inc.	104,186	6,799,178
		$899,604,600

Software — 4.9%
Activision Blizzard, Inc.	218,092	$16,644,781
Adobe Systems, Inc.(2)	484,308	118,079,134
Autodesk, Inc.(2)	6,271	822,065
Cadence Design Systems, Inc.(2)	506,300	21,927,853
CDK Global, Inc.	3	195
Check Point Software Technologies, Ltd.(2)	151,500	14,798,520
Citrix Systems, Inc.(2)	5,976	626,524
Dell Technologies, Inc., Class V(2)	1,493	126,278
Electronic Arts, Inc.(2)	48,820	6,884,596
FireEye, Inc.(2)	82,732	1,273,245
Fortinet, Inc.(2)	20,000	1,248,600
Intuit, Inc.	40,048	8,182,007
Manhattan Associates, Inc.(2)	56,873	2,673,600

Security	Shares	Value

Software (continued)
Microsoft Corp.	3,642,009	$359,138,508
Oracle Corp.	2,686,255	118,356,395
Paycom Software, Inc.(2)	550,305	54,386,643
Red Hat, Inc.(2)	2,550	342,644
salesforce.com, Inc.(2)	106,644	14,546,242
ServiceNow, Inc.(2)	199,377	34,386,551
Splunk, Inc.(2)	306,812	30,408,137
Symantec Corp.	72,900	1,505,385
Synopsys, Inc.(2)	8,560	732,479
Tableau Software, Inc., Class A(2)	13,699	1,339,077
Tyler Technologies, Inc.(2)	10,000	2,221,000
Ultimate Software Group, Inc. (The)(2)	41,687	10,726,482
Workday, Inc., Class A(2)	121,726	14,743,453
Workday, Inc., Class A(2)(3)	19,755	2,390,333
		$838,510,727

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	78,893	$10,705,780
AutoNation, Inc.(2)	5,972	290,120
AutoZone, Inc.(2)	2,443	1,639,082
Bed Bath & Beyond, Inc.	22,000	438,350
Best Buy Co., Inc.	252,086	18,800,574
Dick’s Sporting Goods, Inc.	35,000	1,233,750
Gap, Inc. (The)	89,138	2,887,180
GNC Holdings, Inc., Class A(2)	900	3,168
L Brands, Inc.	307,212	11,329,979
Lowe’s Cos., Inc.	935,819	89,436,222
O’Reilly Automotive, Inc.(2)	82,957	22,694,546
O’Reilly Automotive, Inc.(2)(3)	77,496	21,179,380
Ross Stores, Inc.	262,238	22,224,671
Ross Stores, Inc.(3)	40,000	3,388,559
Ross Stores, Inc.(3)	88,000	7,450,542
Signet Jewelers, Ltd.	65,986	3,678,720
Tiffany & Co.	14,845	1,953,602
TJX Cos., Inc. (The)	1,334,669	127,033,795
Tractor Supply Co.	244,964	18,737,296
Ulta Beauty, Inc.(2)	78,652	18,362,096
		$383,467,412

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	2,893,899	$535,689,644
Hewlett Packard Enterprise Co.	506	7,393
NetApp, Inc.	493,167	38,728,404
Pure Storage, Inc., Class A(3)	300,000	7,160,955
Pure Storage, Inc., Class A(3)	1,000,000	23,856,120
		$605,442,516

18	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.7%
Hanesbrands, Inc.	221,909	$4,886,436
Luxottica Group SpA ADR	20,606	1,323,523
NIKE, Inc., Class B	3,447,406	274,689,310
VF Corp.	68,932	5,619,337
		$286,518,606

Thrifts & Mortgage Finance — 0.0%(1)
Essent Group, Ltd.(2)	48,156	$1,724,948
		$1,724,948

Tobacco — 0.5%
Altria Group, Inc.	430,129	$24,427,026
Altria Group, Inc.(3)	32,000	1,817,280
British American Tobacco PLC ADR	3,399	171,480
Philip Morris International, Inc.	636,953	51,427,585
		$77,843,371

Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	10,178	$489,867
United Rentals, Inc.(2)	2,000	295,240
W.W. Grainger, Inc.	2,791	860,745
		$1,645,852

Wireless Telecommunication Services — 0.0%(1)
America Movil SAB de CV, ADR, Series L	270,852	$4,512,394
Sprint Corp.(2)	1	5
Vodafone Group PLC ADR	5	123
		$4,512,522

Total Common Stocks (identified cost $9,083,042,745)		$16,902,697,174

Rights — 0.0%(1)
Security	Shares	Value

Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$3,492

Total Rights (identified cost $16,441)		$3,492

Short-Term Investments — 1.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(4)	237,021,233	$237,021,233

Total Short-Term Investments (identified cost $237,023,028)		$237,021,233

Total Investments — 99.8% (identified cost $9,320,082,214)		$17,139,721,899

Other Assets, Less Liabilities — 0.2%		$29,059,457

Net Assets — 100.0%		$17,168,781,356

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security (see Note 9).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018.

Abbreviations:

ADR	–	American Depositary Receipt

19	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Unaffiliated investments, at value (identified cost, $9,083,059,186)	$16,902,700,666
Affiliated investment, at value (identified cost, $237,023,028)	237,021,233
Cash	106,693
Dividends receivable	9,512,623
Dividends receivable from affiliated investment	582,767
Receivable for investments sold	19,473,133
Tax reclaims receivable	6,764,176
Total assets	$17,176,161,291

Liabilities
Payable to affiliates:
Investment adviser fee	$6,196,936
Trustees’ fees	25,375
Accrued expenses	1,157,624
Total liabilities	$7,379,935
Commitments and contingencies (Note 8)
Net Assets applicable to investors’ interest in Portfolio	$17,168,781,356

Sources of Net Assets
Investors’ capital	$9,349,231,640
Net unrealized appreciation	7,819,549,716
Total	$17,168,781,356

20	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Dividends (net of foreign taxes, $1,117,366)	$137,467,495
Dividends from affiliated investment	2,237,551
Total investment income	$139,705,046

Expenses
Investment adviser fee	$36,289,999
Trustees’ fees and expenses	50,750
Custodian fee	1,218,977
Professional fees	175,919
Miscellaneous	214,001
Total expenses	$37,949,646

Net investment income	$101,755,400

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$255,585,867
Investment transactions — affiliated investment	(39,950)
Foreign currency transactions	(15,440)
Net realized gain	$255,530,477
Change in unrealized appreciation (depreciation) —
Investments	$62,054,362
Investments — affiliated investment	60,953
Foreign currency	(78,543)
Net change in unrealized appreciation (depreciation)	$62,036,772

Net realized and unrealized gain	$317,567,249

Net increase in net assets from operations	$419,322,649

(1)	Includes $294,389,011 of net realized gains from redemptions in-kind.

21	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$101,755,400	$186,803,347
Net realized gain	255,530,477	366,906,314
Net change in unrealized appreciation (depreciation)	62,036,772	2,337,531,531
Net increase in net assets from operations	$419,322,649	$2,891,241,192
Capital transactions —
Contributions	$1,059,287,329	$1,487,391,128
Withdrawals	(534,518,475)	(730,966,590)
Net increase in net assets from capital transactions	$524,768,854	$756,424,538

Net increase in net assets	$944,091,503	$3,647,665,730

Net Assets
At beginning of period	$16,224,689,853	$12,577,024,123
At end of period	$17,168,781,356	$16,224,689,853

22	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Financial Highlights

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2017		2016		2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.46	%(2)	0.46%		0.47%		0.47%	0.47%	0.48%
Net investment income	1.23	%(2)	1.33%		1.48%		1.44%	1.45%	1.50%
Portfolio Turnover	1	%(3)(4)	0	%(4)(5)	1	%(4)	9%	8%	3%

Total Return	2.67	%(3)	22.76%		9.06%		2.53%	12.73%	32.39%

Net assets, end of period (000’s omitted)	$17,168,781		$16,224,690		$12,577,024		$11,055,385	$10,545,696	$9,414,954

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

(4)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 5% and 6% for the six months ended June 30, 2018 and the years ended December 31, 2017 and 2016, respectively.

(5)	Amount is less than 0.5%.

23	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2018, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 5.6%, 9.4%, 4.6%, and 1.0% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 79.4% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

24

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2018, the Portfolio’s investment adviser fee amounted to $36,289,999 or 0.44% (annualized) of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

25

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $101,314,080 and $97,991,076, respectively, for the six months ended June 30, 2018. In addition, investors contributed securities with an aggregate market value of $1,050,714,075 and investments having an aggregate market value of $471,047,269 were distributed in payment for capital withdrawals during the six months ended June 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,788,944,062

Gross unrealized appreciation	$14,360,242,178
Gross unrealized depreciation	(9,464,341)

Net unrealized appreciation	$14,350,777,837

5  Restricted Securities

At June 30, 2018, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Aflac, Inc.	9/21/17	9/21/18	50,000	$2,095,902	$2,151,000
Altria Group, Inc.	9/21/17	9/21/18	32,000	1,957,081	1,817,280
Arista Networks, Inc.	12/19/17	12/19/18	127,576	30,000,085	32,849,544
BB&T Corp.	9/21/17	9/21/18	22,314	1,000,005	1,125,518
CSX Corp.	3/22/18	3/22/19	19,071	1,084,218	1,215,831
Envestnet, Inc.	3/22/18	3/22/19	40,000	2,387,969	2,197,066
Fidelity National Financial, Inc	6/21/18	6/21/19	55,779	2,081,820	2,096,308
Johnson & Johnson	12/19/17	12/19/18	14,035	1,988,173	1,703,007
Lam Research Corp.	3/22/18	3/22/19	10,000	2,240,894	1,727,765
Lennox International, Inc.	6/21/18	6/21/19	48,340	9,895,444	9,665,575
MGM Resorts International	9/21/17	9/21/18	50,000	1,652,346	1,451,500
Microchip Technology Inc	12/19/17	12/19/18	5,600	497,734	509,320
NVIDIA Corp.	9/21/17	9/21/18	100,000	18,565,416	23,690,000
O’Reilly Automotive, Inc.	6/21/18	6/21/19	77,496	22,000,790	21,179,380
Pure Storage, Inc., Class A	3/22/18	3/22/19	300,000	5,997,897	7,160,955
Pure Storage, Inc., Class A	6/21/18	6/21/19	1,000,000	24,165,810	23,856,120
Ross Stores, Inc.	3/22/18	3/22/19	40,000	3,093,768	3,388,559
Ross Stores, Inc	6/21/18	6/21/19	88,000	7,614,058	7,450,542
Steel Dynamics, Inc.	6/21/18	6/21/19	50,000	2,345,152	2,295,202
Workday Inc., Class A	6/21/18	6/21/19	19,755	2,529,664	2,390,333

Total Restricted Securities				$143,194,226	$149,920,805

26

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$2,533,169,525	$32,018,481		$—	$2,565,188,006
Consumer Staples	1,230,565,844	86,672,868		—	1,317,238,712
Energy	1,004,164,777	—		—	1,004,164,777
Financials	2,914,512,144	23,527,246		—	2,938,039,390
Health Care	2,145,619,053	—		—	2,145,619,053
Industrials	1,787,866,930	10,881,406		—	1,798,748,336
Information Technology	4,669,680,843	37,332,239		—	4,707,013,082
Materials	277,061,900	5,136,338		—	282,198,238
Real Estate	9,411,481	—		—	9,411,481
Telecommunication Services	85,649,830	—		—	85,649,830
Utilities	49,426,269	—		—	49,426,269

Total Common Stocks	$16,707,128,596	$195,568,578	*	$—	$16,902,697,174

Rights	$3,492	$—		$—	$3,492
Short-Term Investments	—	237,021,233		—	237,021,233

Total Investments	$16,707,132,088	$432,589,811		$—	$17,139,721,899

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At June 30, 2018, the value of investments transferred between Level 1 and Level 2 during the year ended was not significant.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which

27

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. A motion to dismiss the FitzSimons case is currently pending. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.3% of net assets at June 30, 2018).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

28

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

29

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of the Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

30

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

31

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2018

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.0

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.0 and Tax-Managed Growth Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7696    6.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018